Vanguard S&P Small-Cap 600 Index Fund
Vanguard S&P Small-Cap 600 Value Index Fund
Vanguard S&P Small-Cap 600 Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses
Dated December 28, 2012

Prospectus and Summary Prospectus Text Changes
The following replaces similar text under the heading “Investment Advisor”:
Portfolio Manager
William Coleman, Portfolio Manager. He has managed the Fund since
October 2013.

Prospectus Text Changes
The following replaces similar text for the S&P Small-Cap 600 Index Funds under the heading Investment Advisor:
William Coleman, Portfolio Manager. He has worked in investment management since joining Vanguard in 2006 and has managed the S&P
Small-Cap 600 Index, S&P Small-Cap 600 Value Index, and S&P Small-Cap 600
Growth Index Funds since October 2013. Education: B.S., King’s College; M.S.,
Saint Joseph’s University.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 3340 102013

Vanguard Admiral Funds®

Supplement to the Statement of Additional Information Dated December 28, 2012

Statement of Additional Information Text Changes
In the Investment Advisory Services section, the text under “1. Other Accounts Managed” is revised to indicate that Michael A.
Johnson manages Vanguard S&P 500 Value Index and S&P 500 Growth Index Funds; Christine D. Franquin manages Vanguard
S&P Mid-Cap 400 Index, S&P Mid-Cap 400 Value Index, and S&P Mid-Cap 400 Growth Index Funds; and William Coleman
manages Vanguard S&P Small-Cap 600 Index, S&P Small-Cap 600 Value Index, and S&P Small-Cap 600 Growth Index Funds.
As of September 30, 2013, Mr. Johnson managed five other registered investment companies with total assets of $8.2 billion, two other pooled investment vehicles with total assets of $2.3 billion, and one other account with total assets of $208.3 million
(none of which had advisory fees based on account performance).
As of September 30, 2013, Ms. Franquin managed all or a portion of 12 other registered investment companies with total assets of $38 billion, one other pooled investment vehicle with total assets of $8.1 billion, and two other accounts with total assets of
$5.5 billion (none of which had advisory fees based on account performance).
As of September 30, 2013, Mr. Coleman co-managed 18 other registered investment companies with total assets of $201 billion, managed one other pooled investment vehicle with total assets of $659.5 million, and managed one other account with total assets of $209 million (none of which had advisory fees based on account performance).
As of September 30, 2013, the named portfolio managers did not own any shares of the above-named Funds that they manage.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 3340B 102013